Quarterly Report
August 31, 2020
MFS®  Global Bond Fund
GLB-Q3

Portfolio of Investments
8/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.1%
Aerospace – 0.8%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)		$559,000	$612,542
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		570,000	622,069
L3Harris Technologies, Inc., 3.85%, 6/15/2023		1,500,000	1,629,389
Leonardo S.p.A., 2.375%, 1/08/2026	EUR	333,000	399,746
Lockheed Martin Corp., 2.8%, 6/15/2050		$1,353,000	1,430,912
TransDigm, Inc., 6.25%, 3/15/2026 (n)		1,099,000	1,160,214
			$5,854,872
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027		$597,000	$583,235
Asset-Backed & Securitized – 2.9%
AA Bond Co. Ltd., 2.75%, 7/31/2023	GBP	1,075,000	$1,407,438
AA Bond Co. Ltd., 6.269%, 7/31/2025		300,000	429,460
ALM Loan Funding, CLO, 2015-16A, “BR2”, FLR, 2.175% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)		$3,306,000	3,248,866
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.632%, 4/15/2053 (i)		1,448,685	160,289
Benchmark Mortgage Trust, 2020-B18, “XA”, 1.919%, 7/15/2053 (i)		12,967,663	1,595,641
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		494,975	497,374
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		423,980	429,431
Commercial Mortgage Pass-Through Certificates, 2018-BNK10, “A5”, 3.688%, 2/15/2061		2,924,308	3,353,350
Commercial Mortgage Trust, 2017-CD4, “A4”, 3.514%, 5/10/2050		3,000,000	3,384,052
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.533% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)		919,000	900,620
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.972% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)		2,560,000	2,461,240
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)		1,242,000	1,226,475
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.305% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		600,000	588,000
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.011% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		714,500	718,072
			$20,400,308
Automotive – 1.4%
Conti-Gummi Finance B.V., 1.125%, 9/25/2024	EUR	417,000	$506,195
Delphi Automotive PLC, 1.5%, 3/10/2025		1,200,000	1,475,840
Ferrari N.V., 1.5%, 5/27/2025		807,000	969,264
Fiat Chrysler Automobiles N.V., 3.875%, 1/05/2026		1,186,000	1,528,419
General Motors Co., 6.125%, 10/01/2025		$1,267,000	1,487,095
Hyundai Capital America, 6.375%, 4/08/2030 (n)		2,025,000	2,614,277
Volkswagen International Finance N.V., 1.625%, 2/10/2024	GBP	400,000	540,788
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 12/31/2164	EUR	800,000	966,173
			$10,088,051
Broadcasting – 0.8%
Discovery, Inc., 4.125%, 5/15/2029		$648,000	$741,414
MMS USA Financing, Inc., 1.75%, 6/13/2031	EUR	2,000,000	2,450,377
Netflix, Inc., 4.375%, 11/15/2026		$815,000	906,859
Prosus N.V., 1.539%, 8/03/2028	EUR	400,000	482,113
Prosus N.V., 3.68%, 1/21/2030 (n)		$443,000	482,102
RELX Finance B.V., 0.5%, 3/10/2028	EUR	100,000	118,830
WPP Finance, 3.75%, 9/19/2024		$583,000	639,621
			$5,821,316
Brokerage & Asset Managers – 0.9%
Deutsche Boerse AG, 1.25% to 6/17/2027, FLR (EUR Swap Rate - 5yr. + 1.681%) to 6/16/2047	EUR	100,000	$119,783
E*TRADE Financial Corp., 2.95%, 8/24/2022		$470,000	491,018
Euroclear Bank S.A., 0.125%, 7/07/2025	EUR	313,000	375,625
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate - 5yr. + 1.659%) to 4/11/2048		800,000	1,034,949
Intercontinental Exchange, 1.85%, 9/15/2032		$592,000	601,131

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		$1,018,000	$1,159,268
Low Income Investment Fund, 3.386%, 7/01/2026		310,000	330,985
Low Income Investment Fund, 3.711%, 7/01/2029		840,000	922,779
Raymond James Financial, 4.65%, 4/01/2030		1,161,000	1,413,887
			$6,449,425
Building – 0.9%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$430,000	$466,013
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		783,000	875,474
Holcim Finance (Luxembourg) S.A., 2.375%, 4/09/2025	EUR	844,000	1,093,165
Masco Corp., 4.45%, 4/01/2025		$405,000	467,659
Masco Corp., 4.375%, 4/01/2026		1,580,000	1,852,281
Vulcan Materials Co., 3.5%, 6/01/2030		1,618,000	1,832,984
			$6,587,576
Business Services – 0.8%
Euronet Worldwide, Inc., 1.375%, 5/22/2026	EUR	1,850,000	$2,153,388
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		$435,000	480,470
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,136,000	1,270,569
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		1,688,000	1,871,292
			$5,775,719
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$706,000	$977,592
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		532,000	607,918
Comcast Corp., 3.75%, 4/01/2040		1,059,000	1,254,349
Eutelsat S.A., 2.25%, 7/13/2027	EUR	2,100,000	2,609,133
SES S.A., 2%, 7/02/2028		774,000	935,354
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	398,926
			$6,783,272
Chemicals – 0.2%
Sasol Financing (USA) LLC, 6.5%, 9/27/2028		$650,000	$633,750
Symrise AG, 1.25%, 11/29/2025	EUR	665,000	812,624
			$1,446,374
Computer Software – 1.0%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)		$626,000	$733,217
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)		1,518,000	1,718,229
Microsoft Corp., 4.1%, 2/06/2037		1,170,000	1,507,312
Microsoft Corp., 2.525%, 6/01/2050		928,000	974,838
Microsoft Corp., 3.95%, 8/08/2056		496,000	656,031
Microsoft Corp., 2.675%, 6/01/2060		254,000	267,178
VeriSign, Inc., 4.75%, 7/15/2027		1,343,000	1,430,295
			$7,287,100
Computer Software - Systems – 0.7%
Apple, Inc., 4.5%, 2/23/2036		$2,575,000	$3,420,277
Capgemini SE, 2%, 4/15/2029	EUR	500,000	662,518
Capgemini SE, 1.125%, 6/23/2030		600,000	736,634
			$4,819,429
Conglomerates – 0.9%
General Electric Co., 0.875%, 5/17/2025	EUR	425,000	$500,672
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$1,510,000	1,429,124
Roper Technologies, Inc., 4.2%, 9/15/2028		581,000	695,820
Roper Technologies, Inc., 2.95%, 9/15/2029		458,000	502,942
Roper Technologies, Inc., 2%, 6/30/2030		1,231,000	1,261,033
Thyssenkrupp AG, 2.875%, 2/22/2024	EUR	350,000	400,946

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024		$1,078,000	$1,171,630
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		628,000	722,148
			$6,684,315
Consumer Products – 0.4%
LVMH Moet Hennessy Louis Vuitton SE, 0.375%, 2/11/2031	EUR	500,000	$593,250
Reckitt Benckiser Treasury Services (Nederland) B.V., 0.375%, 5/19/2026		548,000	664,092
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$467,000	516,790
Reckitt Benckiser Treasury Services PLC, 1.75%, 5/19/2032	GBP	391,000	536,353
Whirlpool Corp., 4.75%, 2/26/2029		$241,000	295,257
			$2,605,742
Consumer Services – 0.8%
IHS Markit Ltd., 4.25%, 5/01/2029		$1,240,000	$1,447,700
Service Corp. International, 5.125%, 6/01/2029		975,000	1,081,070
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2027 (n)		1,754,000	1,271,406
Visa, Inc., 4.15%, 12/14/2035		500,000	651,527
Visa, Inc., 4.3%, 12/14/2045		1,151,000	1,532,063
			$5,983,766
Containers – 0.1%
DS Smith PLC, 0.875%, 9/12/2026	EUR	700,000	$828,245
Electrical Equipment – 0.1%
Telefonaktiebolaget LM Ericsson, 1.875%, 3/01/2024	EUR	700,000	$869,741
Electronics – 0.8%
ASML Holding N.V., 0.625%, 5/07/2029	EUR	254,000	$309,921
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$610,000	676,568
Broadcom, Inc., 4.25%, 4/15/2026		1,249,000	1,416,703
Broadcom, Inc., 4.15%, 11/15/2030		432,000	487,003
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)		1,319,000	1,391,545
Texas Instruments, Inc., 2.25%, 9/04/2029		1,528,000	1,638,504
			$5,920,244
Emerging Market Quasi-Sovereign – 1.8%
CEZ A.S. (Czech Republic), 0.875%, 12/02/2026	EUR	1,050,000	$1,266,678
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$2,050,000	2,052,353
Export-Import Bank of India, 3.375%, 8/05/2026		1,000,000	1,056,740
Export-Import Bank of India, 3.875%, 2/01/2028		800,000	847,240
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		836,000	877,833
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,150,000	1,224,750
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		1,600,000	1,984,000
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		1,420,000	1,693,634
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,523,000	1,708,197
			$12,711,425
Emerging Market Sovereign – 4.7%
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029	EUR	8,366,000	$12,322,775
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,984,000	3,573,370
Republic of Croatia, 1.125%, 6/19/2029	EUR	2,360,000	2,867,450
Republic of Croatia, 1.5%, 6/17/2031		1,982,000	2,441,380
Republic of Estonia, 0.125%, 6/10/2030		1,770,000	2,131,239
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$1,760,000	2,347,840
Republic of Peru, 2.392%, 1/23/2026		166,000	174,632
Republic of Peru, 2.783%, 1/23/2031		810,000	882,495
Republic of South Africa, 8%, 1/31/2030	ZAR	92,300,000	5,013,794
State of Qatar, 4%, 3/14/2029 (n)		$907,000	1,060,726

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
State of Qatar, 4.4%, 4/16/2050		$363,000	$471,146
			$33,286,847
Energy - Independent – 0.5%
Noble Energy, Inc., 4.2%, 10/15/2049		$1,229,000	$1,496,329
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,700,000	1,824,012
			$3,320,341
Energy - Integrated – 0.9%
Eni S.p.A., 4%, 9/12/2023 (n)		$569,000	$615,772
Eni S.p.A., 1.25%, 5/18/2026	EUR	438,000	547,968
Eni S.p.A., 4.25%, 5/09/2029 (n)		$647,000	726,902
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	600,000	721,910
OMV AG, 0.75%, 6/16/2030		643,000	769,813
OMV AG, 1%, 12/31/2164		300,000	357,647
Repsol International Finance B.V., 3.75% to 6/11/2026, FLR (EUR Swap Rate - 5yr. + 4%) to 6/11/2031, FLR (EUR Swap Rate - 5yr. + 4.25%) to 6/11/2046, FLR (EUR Swap Rate - 5yr. + 5.25%) to 12/31/2164		513,000	627,514
Shell International Finance B.V., 3.75%, 9/12/2046		$1,825,000	2,093,136
			$6,460,662
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$1,339,000	$1,010,945
Financial Institutions – 1.5%
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$3,256,000	$3,038,002
AnaCap Financial Europe S.A. SICAV-RAIF, FLR, 5% (EURIBOR - 3mo. + 5%), 8/01/2024	EUR	1,050,000	1,026,327
Avolon Holdings Funding Ltd., 5.125%, 10/01/2023		$850,000	826,363
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)		1,085,000	1,052,451
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		1,336,000	1,230,979
EXOR N.V., 2.25%, 4/29/2030	EUR	1,375,000	1,686,700
GE Capital International Funding Co., 3.373%, 11/15/2025		$1,728,000	1,833,772
			$10,694,594
Food & Beverages – 1.1%
Anheuser-Busch InBev S.A./N.V., 1.65%, 3/28/2031	EUR	560,000	$717,327
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$412,000	475,238
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		510,000	686,277
Bacardi Ltd., 5.15%, 5/15/2038 (n)		728,000	885,131
Constellation Brands, Inc., 4.25%, 5/01/2023		1,910,000	2,091,186
Constellation Brands, Inc., 4.75%, 12/01/2025		667,000	789,535
Constellation Brands, Inc., 3.15%, 8/01/2029		1,735,000	1,888,373
Diageo Finance PLC, 1.875%, 3/27/2027	EUR	450,000	598,001
			$8,131,068
Forest & Paper Products – 0.4%
Mondi Finance Europe GmbH, 2.375%, 4/01/2028	EUR	700,000	$925,796
Suzano Austria GmbH, 6%, 1/15/2029		$1,528,000	1,732,370
			$2,658,166
Gaming & Lodging – 0.4%
Marriott International, Inc., 5.75%, 5/01/2025		$424,000	$476,159
Marriott International, Inc., 4.625%, 6/15/2030		659,000	722,293
VICI Properties, Inc., 4.125%, 8/15/2030 (n)		1,313,000	1,313,000
			$2,511,452
Industrial – 0.6%
CPI Property Group, 2.75%, 1/22/2028	GBP	500,000	$645,256
CPI Property Group S.A., 2.75%, 5/12/2026	EUR	490,000	600,920
Grainger PLC, 3%, 7/03/2030	GBP	357,000	489,601

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Investor AB, 1.5%, 6/20/2039	EUR	320,000	$417,754
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$1,894,000	1,902,684
			$4,056,215
Insurance – 0.9%
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	800,000	$1,085,909
Aviva PLC, 3.875%, 7/03/2044		750,000	971,536
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	214,000	304,964
Bupa Finance PLC, 4.125%, 6/14/2035		465,000	661,240
CNP Assurances S.A., 2% to 7/27/2030, FLR (EURIBOR - 3mo. + 3%) to 7/27/2050	EUR	500,000	596,280
Credit Agricole Assurances S.A., 2%, 7/17/2030		700,000	851,676
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 12/31/2164		500,000	602,831
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		1,102,000	1,347,775
			$6,422,211
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$1,944,000	$2,570,417
Insurance - Property & Casualty – 1.3%
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		$740,000	$772,693
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030 (n)		2,349,000	2,589,016
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		1,170,000	1,313,591
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		1,100,000	1,207,306
Progressive Corp., 4.125%, 4/15/2047		1,044,000	1,354,720
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR (GBP Swap Rate - 10yr. + 4.003%) to 5/24/2041	GBP	450,000	620,149
Willis North America, Inc., 3.875%, 9/15/2049		$1,295,000	1,496,199
			$9,353,674
International Market Quasi-Sovereign – 0.9%
Aeroports de Paris , 1%, 1/05/2029	EUR	500,000	$596,218
Deutsche Bahn Finance GmbH, 1.375%, 4/16/2040		233,000	297,183
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.875%, 6/23/2039		406,000	479,510
Electricite de France S.A., 2%, 10/02/2030		500,000	669,704
Electricite de France S.A., 5.875%, 12/31/2164	GBP	500,000	721,845
Islandsbanki (Republic of Iceland), 1.125%, 1/19/2024	EUR	1,380,000	1,644,781
La Banque Postale (Republic of France), 0.5% to 6/17/2025, FLR (EURIBOR - 3mo. + 0.88%) to 6/17/2026		800,000	954,336
Ontario Teachers' Finance Trust, 0.5%, 5/06/2025		690,000	841,974
			$6,205,551
International Market Sovereign – 26.7%
Commonwealth of Australia, 2.5%, 5/21/2030	AUD	3,259,000	$2,740,134
Commonwealth of Australia, 2.75%, 6/21/2035		12,053,000	10,601,382
Commonwealth of Australia, 3.25%, 6/21/2039		2,671,000	2,498,493
Federal Republic of Germany, 1.25%, 8/15/2048	EUR	1,705,000	2,717,047
Government of Bermuda, 2.375%, 8/20/2030 (n)		$508,000	516,890
Government of Canada, 1.25%, 6/01/2030	CAD	1,039,000	844,049
Government of Japan, 1.8%, 9/20/2030	JPY	801,700,000	8,879,746
Government of Japan, 1.8%, 6/20/2031		579,950,000	6,469,387
Government of Japan, 2.4%, 3/20/2037		1,154,550,000	14,481,064
Government of Japan, 0.5%, 6/20/2038		974,800,000	9,376,358
Government of Japan, 0.4%, 3/20/2039		197,300,000	1,859,853
Government of Japan, 2.3%, 3/20/2040		209,200,000	2,670,369
Government of New Zealand, 1.5%, 5/15/2031	NZD	9,629,000	7,062,643
Kingdom of Belgium, 1.45%, 6/22/2037	EUR	2,031,000	2,901,186
Kingdom of Spain, 1.85%, 7/30/2035		4,993,000	6,897,583
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	28,200,000	3,474,744
Kingdom of Sweden, 0.125%, 5/12/2031 (n)		43,885,000	5,052,145
Republic of Cyprus, 1.5%, 4/16/2027	EUR	4,750,000	5,992,634
Republic of Cyprus, 0.625%, 1/21/2030		5,837,000	6,798,619

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Republic of Cyprus, 2.75%, 2/26/2034	EUR	2,512,000	$3,526,261
Republic of France, 1.25%, 5/25/2036		3,092,000	4,298,352
Republic of France, 1.5%, 5/25/2050		5,471,000	8,184,108
Republic of France, 0.75%, 5/25/2052 (n)		2,443,836	3,023,732
Republic of Iceland, 8%, 6/12/2025	ISK	259,890,000	2,385,160
Republic of Iceland, 0.625%, 6/03/2026	EUR	370,000	451,489
Republic of Iceland, 5%, 11/15/2028	ISK	117,080,000	992,268
Republic of Italy, 0.35%, 2/01/2025	EUR	26,327,000	31,330,551
Republic of Italy, 1.45%, 3/01/2036		2,146,000	2,545,702
Republic of New Zealand, 2.75%, 4/15/2037	NZD	2,947,000	2,501,820
Republic of Portugal, 2.25%, 4/18/2034	EUR	427,000	614,422
Republic of Portugal, 4.1%, 4/15/2037		1,961,000	3,524,065
United Kingdom Treasury, 0.875%, 10/22/2029	GBP	3,120,000	4,401,621
United Kingdom Treasury, 1.75%, 9/07/2037		11,918,000	18,499,526
United Kingdom Treasury, 1.75%, 1/22/2049		1,917,000	3,117,086
			$191,230,489
Local Authorities – 1.4%
Province of Alberta, 0.5%, 4/16/2025	EUR	460,000	$564,200
Province of Alberta, 4.5%, 12/01/2040	CAD	760,000	797,862
Province of British Columbia, 2.3%, 6/18/2026		1,100,000	910,520
Province of British Columbia, 2.2%, 6/18/2030		2,145,000	1,778,803
Province of Ontario, 2.05%, 6/02/2030		5,236,000	4,265,753
Province of Saskatchewan, 3.05%, 12/02/2028		1,895,000	1,655,472
			$9,972,610
Machinery & Tools – 0.2%
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	1,496,000	$1,521,534
Major Banks – 5.0%
Bank of America Corp., 3.5%, 4/19/2026		$3,425,000	$3,885,875
Bankinter S.A., 0.875%, 7/08/2026	EUR	1,000,000	1,179,531
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		1,200,000	1,473,589
Credit Agricole S.A., 1% to 4/22/2025, FLR (EURIBOR - 3mo. + 1.25%) to 4/22/2026		500,000	611,660
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030		500,000	613,882
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate - 1yr. + 0.75%) to 7/17/2025		800,000	983,158
Credit Suisse Group AG, 2.25% to 6/09/2027, FLR (GBP Government Yield - 1yr. + 2.23%) to 6/09/2028	GBP	475,000	654,976
Erste Group Bank AG, 0.875%, 5/13/2027	EUR	400,000	494,406
Erste Group Bank AG, 1% to 6/10/2025, FLR (EUR ICE Swap Rate - 5yr. + 1.3%) to 6/10/2030		900,000	1,035,394
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 12/31/2164		1,000,000	1,015,839
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$1,153,000	1,183,301
HSBC Holdings PLC, 4.375%, 11/23/2026		893,000	1,010,335
JPMorgan Chase & Co., 2.95%, 10/01/2026		2,455,000	2,720,464
JPMorgan Chase & Co., 3.54%, 5/01/2028		1,095,000	1,236,458
JPMorgan Chase & Co., 4.26%, 2/22/2048		550,000	699,674
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		1,812,000	1,849,415
Morgan Stanley, 3.125%, 7/27/2026		1,950,000	2,175,381
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		630,000	731,915
Nationwide Building Society, 1.5%, 3/08/2026	EUR	1,100,000	1,380,540
NatWest Markets PLC, 2.75%, 4/02/2025		1,000,000	1,304,197
Royal Bank of Canada, 2.55%, 7/16/2024		$3,027,000	3,255,068
Royal Bank of Scotland Group PLC, 3.622% to 8/14/2025, FLR (GBP Government Yield - 5yr. + 3.55%) to 8/14/2030	GBP	265,000	373,903
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		$1,768,000	2,001,657
Svenska Handelsbanken AB, 0.5%, 2/18/2030	EUR	1,200,000	1,429,823
UniCredit S.p.A., 1.25% to 6/16/2025, FLR (EURIBOR - 3mo. + 1.6%) to 6/16/2026		761,000	913,173
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027		1,199,000	1,449,284
			$35,662,898

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – 1.4%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$656,000	$755,086
BayCare Health System, Inc., 3.831%, 11/15/2050		1,187,000	1,481,196
Cigna Corp., 4.125%, 11/15/2025		926,000	1,070,947
HCA, Inc., 5.25%, 6/15/2026		1,244,000	1,468,219
HCA, Inc., 5.125%, 6/15/2039		539,000	670,011
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,051,000	1,346,085
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		760,000	819,112
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,500,000	1,413,315
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		675,000	968,685
			$9,992,656
Medical Equipment – 0.3%
Abbott Ireland Financing DAC, 1.5%, 9/27/2026	EUR	750,000	$962,943
Boston Scientific Corp., 0.625%, 12/01/2027		660,000	777,780
DH Europe Finance II S.à r.l., 0.45%, 3/18/2028		520,000	616,024
			$2,356,747
Metals & Mining – 0.1%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$721,000	$897,409
Midstream – 0.7%
Cheniere Energy Partners LP, 4.5%, 10/01/2029		$321,000	$334,643
MPLX LP, 4.5%, 4/15/2038		644,000	684,216
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		737,000	734,478
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		1,250,000	1,421,786
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		792,000	871,011
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030 (n)		1,093,000	1,250,600
			$5,296,734
Mortgage-Backed – 10.9%
Fannie Mae, 2.77%, 3/01/2022		$332,032	$339,575
Fannie Mae, 5%, 8/01/2040		566,097	651,942
Fannie Mae, 4%, 9/01/2040 - 2/01/2045		4,755,001	5,239,805
Fannie Mae, 4.5%, 2/01/2041 - 2/01/2046		5,942,454	6,633,291
Fannie Mae, 3.5%, 9/01/2045 - 5/01/2049		2,710,180	2,904,554
Fannie Mae, 2.5%, 3/01/2050 - 7/01/2050		1,057,399	1,129,776
Fannie Mae, 3%, 7/01/2050 - 9/01/2050		1,910,867	2,021,845
Fannie Mae, TBA, 2%, 1/11/2028 - 10/01/2050		4,450,000	4,610,166
Fannie Mae, TBA, 2.5%, 9/01/2035 - 10/01/2050		4,120,000	4,326,781
Fannie Mae, TBA, 3%, 9/01/2035 - 9/01/2050		4,950,000	5,209,432
Fannie Mae, TBA, 1.5%, 8/01/2050		800,000	818,859
Fannie Mae, TBA, 3.5%, 9/01/2050		10,134,252	10,690,448
Fannie Mae, TBA, 4%, 9/01/2050		1,200,000	1,278,984
Freddie Mac, 3.32%, 2/25/2023		12,000	12,781
Freddie Mac, 3.329%, 5/25/2025		978,000	1,091,755
Freddie Mac, 0.324%, 9/25/2026 (i)		62,189,000	833,712
Freddie Mac, 1.482%, 3/25/2027 (i)		1,517,000	124,397
Freddie Mac, 3.35%, 1/25/2028		4,542,000	5,273,221
Freddie Mac, 0.426%, 2/25/2028 (i)		46,151,000	1,071,575
Freddie Mac, 0.248%, 4/25/2028 (i)		46,683,000	510,633
Freddie Mac, 3.9%, 4/25/2028		4,920,000	5,917,346
Freddie Mac, 0.252%, 5/25/2028 (i)		47,225,000	554,162
Freddie Mac, 1.916%, 4/25/2030 (i)		2,395,024	370,810
Freddie Mac, 1.985%, 4/25/2030 (i)		2,589,254	415,247
Freddie Mac, 1.766%, 5/25/2030 (i)		3,408,930	494,052
Freddie Mac, 1.906%, 5/25/2030 (i)		7,523,890	1,167,496
Freddie Mac, 1.436%, 6/25/2030 (i)		3,170,959	374,269
Freddie Mac, 3.424%, 4/25/2032		1,813,000	2,144,196
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		1,358,889	1,517,352

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5%, 7/01/2041		$781,503	$895,135
Freddie Mac, 4%, 4/01/2044		66,562	73,290
Freddie Mac, 3%, 5/01/2050 - 6/01/2050		589,617	640,112
Ginnie Mae, 3%, 8/20/2050		2,150,000	2,270,489
Ginnie Mae, TBA, 3%, 9/01/2050		1,850,000	1,947,992
Ginnie Mae, TBA, 3.5%, 9/01/2050		1,425,000	1,499,645
Ginnie Mae, TBA, 4%, 9/01/2050		2,000,000	2,130,078
Ginnie Mae, TBA, 2%, 10/01/2050		175,000	180,920
Ginnie Mae, TBA, 2.5%, 10/01/2050 - 7/15/2053		725,000	762,866
			$78,128,989
Municipals – 0.8%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$90,000	$92,337
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		1,040,000	1,178,975
Missouri Health & Educational Facilities Authority, Taxable Education Facilities Rev. (Washington University of St. Louis), “A”, 3.229%, 5/15/2050		1,715,000	2,005,246
New Jersey Economic Development Authority State Pension Funding Rev., “A” , 7.425%, 2/15/2029		890,000	1,113,942
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		1,017,000	1,193,755
			$5,584,255
Natural Gas - Distribution – 0.5%
ENGIE S.A., 0.5%, 10/24/2030	EUR	900,000	$1,076,908
Naturgy Finance B.V., 1.25%, 1/15/2026		800,000	1,002,515
NiSource, Inc., 2.95%, 9/01/2029		$1,406,000	1,544,580
			$3,624,003
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$824,000	$999,043
Network & Telecom – 0.2%
Verizon Communications, Inc., 0.875%, 3/19/2032	EUR	640,000	$768,082
Verizon Communications, Inc., 4%, 3/22/2050		$750,000	940,604
			$1,708,686
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$767,000	$843,954
Oils – 0.4%
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	$1,101,151
Valero Energy Corp., 2.85%, 4/15/2025		$1,315,000	1,406,811
			$2,507,962
Other Banks & Diversified Financials – 2.0%
Alpha Bank AE, 4.25% to 2/13/2025, FLR (EUR Swap Rate - 5yr. + 4.504%) to 2/13/2030	EUR	1,360,000	$1,329,039
Banca Monte Dei Paschi, 2.625%, 4/28/2025		1,300,000	1,525,975
Belfius Bank S.A. , 0.375%, 9/02/2025		700,000	833,816
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	900,000	1,228,373
Deutsche Bank AG, 0%, 9/03/2026	EUR	1,000,000	1,188,075
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$1,100,000	1,225,296
Groupe BPCE S.A., 1.375%, 12/23/2026	GBP	900,000	1,229,971
ING Groep N.V., 2.125% to 5/26/2026, FLR (EUR Swap Rate - 5yr. + 2.4%) to 5/26/2031	EUR	500,000	624,470
Intesa Sanpaolo S.p.A., 2.125%, 5/26/2025		1,087,000	1,370,306
Intesa Sanpaolo S.p.A., 2.5%, 1/15/2030	GBP	700,000	930,197
KBC Group N.V., 0.375% to 6/16/2026, FLR (EURIBOR - 3mo. + 0.72%) to 6/16/2027	EUR	300,000	361,646
Macquarie Group Ltd., 1.25% to 3/5/2024, FLR (EURIBOR - 3mo. + 0.839%) to 3/05/2025		600,000	729,457
UBS AG, 5.125%, 5/15/2024		$1,560,000	1,716,000
			$14,292,621

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – 0.3%
Bayer AG, 1.375%, 7/06/2032	EUR	400,000	$487,125
Takeda Pharmaceutical Co. Ltd., 1.375%, 7/09/2032		845,000	1,041,811
Upjohn Finance B.V., 1.362%, 6/23/2027		498,000	613,549
			$2,142,485
Pollution Control – 0.2%
Republic Services, Inc., 1.45%, 2/15/2031		$1,556,000	$1,535,421
Printing & Publishing – 0.1%
Wolters Kluwer N.V., 0.75%, 7/03/2030	EUR	782,000	$940,173
Real Estate - Apartment – 0.2%
Camden Property Trust, 2.8%, 5/15/2030		$335,000	$367,498
Mid-America Apartment Communities, 1.7%, 2/15/2031		1,154,000	1,135,265
			$1,502,763
Real Estate - Office – 0.4%
Alexandria Real Estate Equities, Inc., REIT, 1.875%, 2/01/2033		$871,000	$866,054
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		618,000	656,506
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026	EUR	437,000	523,841
Merlin Properties SOCIMI S.A., REIT, 2.375%, 7/13/2027		300,000	362,890
Merlin Properties SOCIMI S.A., REIT, 1.875%, 12/04/2034		700,000	775,968
			$3,185,259
Real Estate - Other – 0.3%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$1,069,000	$1,082,775
Prologis International Funding II S.A., 1.625%, 6/17/2032	EUR	125,000	158,761
SELP Finance S.à r.l., 1.5%, 12/20/2026		800,000	983,931
			$2,225,467
Real Estate - Retail – 0.9%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$1,329,000	$1,428,911
Realty Income Corp., REIT, 3.25%, 1/15/2031		1,123,000	1,246,843
Regency Centers Corp., 3.7%, 6/15/2030		1,638,000	1,803,003
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028		419,000	434,153
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029		1,207,000	1,215,060
			$6,127,970
Retailers – 0.5%
Home Depot, Inc., 2.125%, 9/15/2026		$3,000,000	$3,238,491
Specialty Chemicals – 0.0%
Covestro AG, 0.875%, 2/03/2026	EUR	213,000	$260,029
Specialty Stores – 0.1%
Richemont International Holding S.A., 0.75%, 5/26/2028	EUR	383,000	$473,433
Supermarkets – 0.3%
Auchan Holding S.A., 2.875%, 1/29/2026	EUR	500,000	$613,628
Auchan Holding S.A., 3.25%, 7/23/2027		500,000	615,869
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	658,477
			$1,887,974
Supranational – 0.5%
Corporacion Andina de Fomento, 1.625%, 6/03/2025	EUR	1,150,000	$1,414,209
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	508,846
West African Development Bank, 4.7%, 10/22/2031		$1,789,000	1,887,395
			$3,810,450

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	$1,710,727
American Tower Corp., REIT, 3.8%, 8/15/2029		1,108,000	1,281,695
Cellnex Telecom S.A., 1.875%, 6/26/2029	EUR	500,000	604,756
Crown Castle International Corp., 1.35%, 7/15/2025		$558,000	566,475
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	574,425
Rogers Communications, Inc., 3.7%, 11/15/2049		612,000	697,850
Tele2 AB, 2.125%, 5/15/2028	EUR	1,250,000	1,633,111
			$7,069,039
Telephone Services – 0.1%
Iliad S.A., 2.375%, 6/17/2026	EUR	500,000	$603,775
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	496,000	$663,545
B.A.T. Netherlands Finance B.V., 2.375%, 10/07/2024	EUR	862,000	1,105,405
			$1,768,950
Transportation - Services – 0.8%
Abertis Infraestructuras S.A., 3.375%, 11/27/2026	GBP	1,200,000	$1,693,551
Deutsche Post DHL Group, 0.375%, 5/20/2026	EUR	1,035,000	1,247,973
Heathrow Funding Ltd., 1.5%, 2/11/2030		600,000	708,682
Transurban Finance Co., 1.75%, 3/29/2028		546,000	674,835
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,394,000	1,656,753
			$5,981,794
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.22%, 3/01/2033		$503,464	$523,221
U.S. Treasury Obligations – 7.9%
U.S. Treasury Bonds, 3.5%, 2/15/2039		$9,610,000	$13,465,637
U.S. Treasury Bonds, 3.125%, 2/15/2043		5,075,000	6,857,396
U.S. Treasury Bonds, 2.25%, 8/15/2049		585,800	697,033
U.S. Treasury Bonds, 2.375%, 11/15/2049		4,659,000	5,691,624
U.S. Treasury Notes, 2%, 11/15/2026 (f)		5,295,000	5,812,090
U.S. Treasury Notes, 2.375%, 5/15/2029		20,737,100	23,838,754
			$56,362,534
Utilities - Electric Power – 2.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$894,000	$960,331
American Electric Power Co., Inc., 2.3%, 3/01/2030		665,000	683,860
AusNet Services Holdings Pty Ltd., 0.625%, 8/25/2030	EUR	800,000	967,750
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		$743,000	826,835
Enel S.p.A., 8.75% to 9/24/2023, FLR (Swap Rate - 5yr. + 5.88%) to 9/24/2043, FLR (Swap Rate - 5yr. + 6.63%) to 9/24/2073 (n)		1,000,000	1,172,800
Enel S.p.A., 6.625% to 9/15/2021, FLR (GBP Swap Rate - 5yr. + 4.089%) to 9/15/26, FLR (GBP Swap Rate - 5yr. + 4.339%) to 9/15/2041, FLR (GBP Swap Rate - 5yr. + 5.089%) to 9/15/2076	GBP	390,000	545,695
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	2,133,527
Evergy, Inc., 2.9%, 9/15/2029		1,575,000	1,705,468
FirstEnergy Corp., 2.65%, 3/01/2030		975,000	1,003,850
Georgia Power Co., 3.7%, 1/30/2050		1,407,000	1,598,693
National Grid PLC, 1.125%, 7/07/2028	GBP	807,000	1,086,843
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		$719,000	785,507
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,649,000	1,876,257
Virginia Electric & Power Co., 2.875%, 7/15/2029		793,000	889,699
			$16,237,115

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Water – 0.0%
Severn Trent Unilities Finance PLC, 2%, 6/02/2040	GBP	158,000	$219,049
Total Bonds			$694,898,280
Investment Companies (h) – 6.7%
Money Market Funds – 6.7%
MFS Institutional Money Market Portfolio, 0.1% (v)		47,825,447	$47,825,447
Underlying/Expiration Date/Exercise Price	Put/ Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
Markit iTraxx Europe Crossover Index – October 2020 @ EUR 475	Put	Merrill Lynch International	$ 38,795,941	EUR 29,900,000	$71,042
U.S. Treasury 10 yr – September 2022 @ $1.75	Put	Merrill Lynch International	77,000,000	$ 77,000,000	769,233
Total Purchased Options					$840,275
Other Assets, Less Liabilities – (3.9)%	(28,110,451)
Net Assets – 100.0%	$715,453,551
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $47,825,447 and $695,738,555, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $61,380,014, representing 8.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 3.011% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$714,500	$718,073
% of Net assets			0.1%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna

Portfolio of Investments (unaudited) – continued
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
Derivative Contracts at 8/31/20
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	551,000	USD	398,820	Citibank N.A.	10/16/2020	$7,627
AUD	14,556,000	USD	10,402,173	JPMorgan Chase Bank N.A.	10/16/2020	335,109
CAD	19,761,823	USD	14,769,561	Goldman Sachs International	10/16/2020	382,972
CAD	14,500,000	USD	10,920,548	JPMorgan Chase Bank N.A.	10/16/2020	197,441
CHF	3,297,000	USD	3,518,182	State Street Bank Corp.	10/16/2020	133,947
CNH	15,500,000	USD	2,221,695	Citibank N.A.	10/16/2020	33,647
CNH	236,110,000	USD	33,482,232	HSBC Bank	10/16/2020	873,171
CZK	16,301,000	USD	695,926	Merrill Lynch International	10/16/2020	44,821
DKK	9,755,512	USD	1,492,245	Merrill Lynch International	10/16/2020	73,054
EUR	2,100,000	USD	2,490,137	Barclays Bank PLC	10/16/2020	18,354
EUR	7,727,675	USD	9,119,484	Citibank N.A.	10/16/2020	111,373
EUR	3,158,217	USD	3,663,212	Credit Suisse Group	10/16/2020	109,339
EUR	1,495,812	USD	1,708,549	Goldman Sachs International	10/16/2020	78,228
EUR	3,903,000	USD	4,531,470	JPMorgan Chase Bank N.A.	10/16/2020	130,739
EUR	119,088	USD	138,021	Merrill Lynch International	10/16/2020	4,232
EUR	2,098,000	USD	2,449,594	State Street Bank Corp.	10/16/2020	56,507
EUR	2,911,858	USD	3,445,971	UBS AG	10/16/2020	32,299
GBP	547,040	USD	699,971	Barclays Bank PLC	10/16/2020	31,490
GBP	1,040,856	USD	1,308,812	JPMorgan Chase Bank N.A.	10/16/2020	82,942
GBP	870,917	USD	1,093,533	Merrill Lynch International	10/16/2020	70,993
GBP	1,076,000	USD	1,419,404	NatWest Markets PLC	10/16/2020	19,342
GBP	1,314,890	USD	1,703,659	UBS AG	10/16/2020	54,512
IDR	32,080,114,000	USD	2,180,244	JPMorgan Chase Bank N.A.	9/03/2020	22,505
ILS	3,267,000	USD	952,021	Merrill Lynch International	10/16/2020	22,496
JPY	6,253,784,410	USD	58,396,864	UBS AG	10/16/2020	682,781
KRW	8,818,171,000	USD	7,280,754	Barclays Bank PLC	9/14/2020	142,427
KRW	3,200,000,000	USD	2,675,384	Barclays Bank PLC	10/06/2020	18,507
MXN	90,952,875	USD	3,957,966	JPMorgan Chase Bank N.A.	10/16/2020	175,883
MXN	11,000,000	USD	492,553	UBS AG	10/16/2020	7,402
NOK	31,841,000	USD	3,433,913	BNP Paribas S.A.	10/16/2020	212,025
NOK	104,923,095	USD	11,125,341	HSBC Bank	10/16/2020	888,827
NZD	7,037,719	USD	4,591,554	JPMorgan Chase Bank N.A.	10/16/2020	148,744
PLN	5,341,000	USD	1,351,605	BNP Paribas S.A.	10/16/2020	98,971
SGD	1,660,000	USD	1,196,419	Citibank N.A.	10/16/2020	23,711
THB	65,184,000	USD	2,054,754	JPMorgan Chase Bank N.A.	9/21/2020	41,939
USD	2,207,854	IDR	32,080,114,000	Goldman Sachs International	9/03/2020	5,105

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	2,694,729	ZAR	45,583,228	HSBC Bank	10/16/2020	$18,547
						$5,392,009
Liability Derivatives
CLP	278,537,000	USD	362,537	Barclays Bank PLC	9/30/2020	$(4,310)
COP	3,998,780,000	USD	1,102,595	Citibank N.A.	9/16/2020	(34,728)
COP	6,001,220,000	USD	1,654,596	JPMorgan Chase Bank N.A.	9/16/2020	(51,982)
IDR	32,080,114,000	USD	2,195,013	Goldman Sachs International	11/02/2020	(4,807)
JPY	135,000,000	USD	1,282,730	Citibank N.A.	10/16/2020	(7,382)
JPY	128,118,000	USD	1,214,005	State Street Bank Corp.	10/16/2020	(3,672)
KRW	1,800,000,000	USD	1,522,328	Barclays Bank PLC	10/06/2020	(7,014)
MXN	16,235,000	USD	739,623	Goldman Sachs International	10/16/2020	(1,735)
RUB	101,734,000	USD	1,371,374	Goldman Sachs International	10/05/2020	(2,883)
SEK	32,176,000	USD	3,724,711	JPMorgan Chase Bank N.A.	10/16/2020	(2,978)
USD	14,945,612	AUD	21,396,081	Goldman Sachs International	10/16/2020	(837,279)
USD	2,409,718	AUD	3,436,749	UBS AG	10/16/2020	(125,412)
USD	7,628,516	CAD	10,219,540	Goldman Sachs International	10/16/2020	(207,397)
USD	2,793,004	CAD	3,802,924	Merrill Lynch International	10/16/2020	(122,918)
USD	2,602,472	COP	10,000,000,000	Goldman Sachs International	9/16/2020	(68,008)
USD	3,416,246	EUR	2,932,546	Brown Brothers Harriman	10/16/2020	(86,737)
USD	14,880,471	EUR	12,832,153	Citibank N.A.	10/16/2020	(447,785)
USD	5,997,147	EUR	5,171,733	Goldman Sachs International	10/16/2020	(180,588)
USD	469,436	EUR	400,000	JPMorgan Chase Bank N.A.	10/16/2020	(8,372)
USD	562,532	EUR	497,940	JPMorgan Chase Bank N.A.	10/23/2020	(32,356)
USD	1,368,794	EUR	1,197,262	Merrill Lynch International	10/16/2020	(61,358)
USD	562,846	EUR	497,110	Morgan Stanley Capital Services, Inc.	10/16/2020	(30,962)
USD	826,973	EUR	698,376	NatWest Markets PLC	10/16/2020	(7,251)
USD	3,405,561	EUR	2,880,454	UBS AG	10/16/2020	(35,195)
USD	395,132	GBP	305,000	Citibank N.A.	10/16/2020	(12,691)
USD	19,780,848	GBP	15,661,299	Goldman Sachs International	10/16/2020	(1,160,263)
USD	1,635,869	GBP	1,265,919	JPMorgan Chase Bank N.A.	10/16/2020	(56,822)
USD	3,451,201	JPY	369,070,000	Goldman Sachs International	10/16/2020	(35,412)
USD	10,569,044	NZD	16,051,000	Citibank N.A.	10/16/2020	(242,203)
USD	7,035,145	NZD	10,729,000	Goldman Sachs International	10/16/2020	(191,437)
USD	2,405,492	NZD	3,659,310	UBS AG	10/16/2020	(59,259)
USD	5,382,886	SEK	49,034,485	JPMorgan Chase Bank N.A.	10/16/2020	(288,834)
USD	3,386,237	SEK	29,411,381	UBS AG	10/16/2020	(15,718)
USD	2,237,832	ZAR	39,355,000	Goldman Sachs International	10/16/2020	(72,693)
						$(4,508,441)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Long Gilt 10 yr	Short	GBP	16	$2,887,594	December – 2020	$1,442
U.S. Treasury Note 10 yr	Short	USD	87	12,114,750	December – 2020	13,700
U.S. Treasury Note 2 yr	Long	USD	12	2,651,344	December – 2020	520
U.S. Treasury Ultra Bond	Short	USD	8	1,767,250	December – 2020	12,203
						$27,865

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	374	$60,087,106	September – 2020	$(266,693)
Euro-Bund 10 yr	Short	EUR	159	33,311,220	September – 2020	(260,076)
Euro-Buxl 30 yr	Short	EUR	1	258,862	September – 2020	(8,126)
U.S. Treasury Bond	Long	USD	44	7,731,625	December – 2020	(34,532)
U.S. Treasury Note 5 yr	Short	USD	565	71,207,656	December – 2020	(50,560)
U.S. Treasury Ultra Note 10 yr	Short	USD	296	47,193,500	December – 2020	(189,033)
						$(809,020)
At August 31, 2020, the fund had cash collateral of $2,590,000 and other liquid securities with an aggregate value of $2,452,172 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Concentration
The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2020, the fund did not have more than 25% of its assets invested in any one industry.
(2) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$57,654,988	$—	$57,654,988
Non - U.S. Sovereign Debt	—	247,244,762	—	247,244,762
Municipal Bonds	—	5,584,255	—	5,584,255
U.S. Corporate Bonds	—	141,314,254	—	141,314,254
Residential Mortgage-Backed Securities	—	78,128,989	—	78,128,989
Commercial Mortgage-Backed Securities	—	9,799,404	—	9,799,404
Asset-Backed Securities (including CDOs)	—	10,600,904	—	10,600,904
Foreign Bonds	—	145,410,999	—	145,410,999
Mutual Funds	47,825,447	—	—	47,825,447
Total	$47,825,447	$695,738,555	$—	$743,564,002
Other Financial Instruments
Futures Contracts – Assets	$27,865	$—	$—	$27,865
Futures Contracts – Liabilities	(809,020)	—	—	(809,020)
Forward Foreign Currency Exchange Contracts – Assets	—	5,392,009	—	5,392,009
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,508,441)	—	(4,508,441)
For further information regarding security characteristics, see the Portfolio of Investments.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,424,526	$308,586,943	$277,180,714	$(3,269)	$(2,039)	$47,825,447
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$237,877	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2020, are as follows:
United States	58.6%
Japan	6.8%
Italy	6.4%
United Kingdom	6.0%
France	5.0%
Australia	2.8%
Canada	2.7%
Cyprus	2.3%
Germany	(12.1)%
Other Countries	21.5%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.